Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expense And Other Assets Current [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Prepaid service fees	45,415	68,913
Staff advances	11,125	20,067
Interest receivable	—	17,052
Prepaid rental expenses (Note a)	63,134	—
Others	8,964	11,116
	128,638	117,148

Note a:

The Group adopted Topic 842 in the first quarter of 2019 using the modified retrospective transition approach allowed under ASU 2018-11 as described in Note 2. The prepaid rental expenses balance as of December 31, 2019 are included in the Group’s operating lease right-of-use assets on its consolidated balance sheet.